Note 16 - Subsequent Events (Details Textual) - $ / shares	1 Months Ended	6 Months Ended	18 Months Ended
	Aug. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Common Stock, Dividends, Per Share, Declared		$ 1.55	$ 1.3
Subsequent Event [Member]
Common Stock, Dividends, Per Share, Declared	$ 0.8